Note 2 - Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 17, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2015 CNY (¥) shares		Dec. 31, 2017 CNY (¥)	Dec. 29, 2017
Insurance Premium Payables, Current					$ 1,468		¥ 3,750				¥ 9,553
Escrow Deposit					$ 10,103		28,246				65,734
Other than Temporary Impairment Losses, Investments						¥ 0	0		¥ 0
Number of Reporting Units					2	2
Goodwill, Impairment Loss						¥ 0	0		0
Amortization of Intangible Assets					$ 5,099	33,177	20,232	[1]	11,571	[1]
Impairment of Intangible Assets, Finite-lived						0	0		0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						0	0		0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months											15,942
Finite-Lived Intangible Assets, Amortization Expense, Year Two											942
Finite-Lived Intangible Assets, Amortization Expense, Year Three											278
Finite-Lived Intangible Assets, Amortization Expense, Year Four											48
Proceeds of Employee Subscriptions					$ 3,410	¥ 22,187		[1]		[1]
Treasury Stock, Shares, Acquired | shares					0	0	0		2,261,100
Treasury Stock, Value, Acquired, Cost Method									¥ 6,276
Stock or Unit Option Plan Expense							¥ 4,937	[1]	¥ 17,653	[1]
Policy Cancellation Actual Commission and Fee Adjustments as Percentage of Total Commission and Fee Revenues					0.20%	0.20%	0.20%		0.20%
Excise and Sales Taxes						¥ 25,239	¥ 81,890		¥ 157,234
Payments of Value-added Taxes						157,607	160,556		16,370
Marketing Expense							¥ 299,885		19,503
Foreign Currency Exchange Rate, Translation												6.5063
Number of Reportable Segments							3
Advertising Expense						35,741	¥ 18,085		¥ 5,696
China, Yuan Renminbi
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents							¥ 253,725				¥ 266,392
Employee Companies [Member]
Stock Issued During Period, Shares, New Issues | shares		50,000,000	100,000,000	150,000,000
Shares Issued, Price Per Share | $ / shares		$ 0.29	$ 0.27	$ 0.29
Stockholders Equity Note Subscriptions Receivable Interest Rate	3.00%
Stockholders Equity Note Subscriptions Receivable Term	2 years
Proceeds of Employee Subscriptions					$ 3,272	22,187
Proceeds from Interest Received					$ 196	¥ 1,331
Employee Companies [Member] | Share Purchase Agreements, Share Price 1 [Member]
Stock Issued During Period, Shares, New Issues | shares	100,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.27
Employee Companies [Member] | Share Purchase Agreements, Share Price 2 [Member]
Stock Issued During Period, Shares, New Issues | shares	50,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.29

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.